LOANS RECEIVABLE (Loans Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 62,510	$ 325,995
Notes receivable, Percentage	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 59,196	$ 323,129
Notes receivable, Percentage	94.70%	99.10%
Special attention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 1,158	$ 1,266
Notes receivable, Percentage	1.90%	0.40%
Non-performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Net	$ 2,156	$ 1,600
Notes receivable, Percentage	3.40%	0.50%